Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
2.           Significant Accounting Policies

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America.  The following are the significant accounting policies adopted by the Company:

Principles of consolidation

The accompanying consolidated financial statements included the accounts of Euroseas Ltd. and its subsidiaries.  Inter-company transactions were eliminated on consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / loss equals net income/(loss) for all periods presented. As such, no statement of comprehensive income/(loss) has been presented.

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar.  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.  Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction.  The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash equivalents

Cash equivalents are time deposits or other certificates purchased with an original maturity of three months or less.

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel.

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.  No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories

Inventories are stated at the lower of cost and market value.  Inventories are valued using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost which comprises the vessels’ contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation

Depreciation is calculated on a straight line basis with reference to the cost of the vessel, age and scrap value as estimated at the date of acquisition.  Depreciation is calculated over the remaining useful life of the vessel, which is estimated to range from 25 to 30 years from the completion of its construction.  Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods.

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue and expense recognition

Revenues are generated from voyage and time charter agreements.  If a charter agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured, revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage or time charter adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A voyage is deemed to commence upon the later of the completion of discharge of the vessel’s previous cargo or the time it receives a contract that is not cancelable and is deemed to end upon the completion of discharge of the current cargo.  A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port. We generally enter into a charter agreement for the vessel’s next voyage or time charter prior to the time of discharge of the previous cargo or completion of previous time charter. We do not begin recognizing voyage or time charter revenue until a charter contract has been agreed to both by us and the customer, even if the vessel has discharged its cargo or completed the previous time charter and it is sailing to the anticipated load port for its next voyage or to the port it will be delivered to the next charterer. Demurrage income, which is included in voyage revenues, represents revenue earned from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned.

For the Company’s vessels operating in chartering pools, pool profits are allocated to each pool participant on a time charter equivalent basis in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Pool income is recognized during the period services were performed, the collectability has been reasonably assured, an agreement with the pool exists and price is determinable. Pool income may be subject to future adjustments by the pool however, the effect on the Company’s income resulting from a subsequent reallocation of pool income on the results for the year historically has not been significant.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessels operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Voyage expenses relate to bunkers, port charges, canal tolls, and agency fees which are incurred when the vessel is chartered under a voyage charter or during off-hire or idle periods. Voyage expenses are expensed as incurred.

Dry-docking and special survey expenses

Dry-docking and special survey expenses are expensed as incurred.

Pension and retirement benefit obligations – crew

The ship-owning companies employ the crews on board the vessels under short-term contracts (usually up to 9 months).  Accordingly, they are not liable for any pension or post-retirement benefits.

Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs.

Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer.  The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to voyage revenues over the remaining term of the charter.

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to employees and directors as well as to non-employees and are included in “Other general and administrative expenses” in the “Consolidated statements of operations.” The shares to employees and directors are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. In addition, non-vested awards granted to non-employees are recognized on a straight-line basis over the remaining period service is provided.  The fair value of the awards granted to non-employees are measured at the fair value at each reporting period until the non-vested shares vest and performance is complete.

Investments

The Company classifies unrestricted publicly traded investments as trading securities and records them at fair value. The Company records unrealized gains or losses resulting from changes in fair value of its investment in trading securities between measurement dates as a component of “(Loss)/gain on trading securities". In accordance with guidance relating to “Fair Value Measurements”, the Company determines the fair value of its investments in trading securities using quoted market prices in active markets for the same securities (Level 1 under the “Fair Value Measurements” guidance hierarchy (see Note 15). The Company determines the cost of trading securities sold by using the First-In-First-Out (“FIFO”) method. Purchases of, or proceeds from, the sale of trading securities are classified as cash flows from operating activities. The Company has adopted guidance relating to “The Fair Value Option for Financial Assets and Financial Liabilities” which allows the classification of purchases of, or proceeds from, the sale of trading securities to be classified to cash flows from operating activities or cash flows from investing activities based upon the Company’s intent with respect to these securities.

Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income. The investment is also adjusted to reflect the Company’s share of changes in the investee’s capital.

Impairment of long-lived assets

Impairment loss is recognized on a long-lived asset used in operations when indicators of impairment are present and the carrying amount of the long-lived asset is not recoverable from the undiscounted cash flows estimated to be generated by the asset and the asset’s carrying amount is less than its fair value. In determining fair value and future benefits derived from use of long-lived assets, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets.  If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis. The Company performed the undiscounted cash flow test as of December 31, 2011 and 2012 for its vessels held for use and determined that its vessels were not impaired.

Derivative financial instruments

Derivative instruments are  recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to  “Derivatives and Hedging”  or in earnings if hedging criteria are not met.

Earnings per common share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of December 31, 2011 and 2012, are considered contingently returnable until the restrictions lapse and will not be included in the basic net income per share calculation until the shares are vested.

Diluted net income per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury method.

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not by the length of ship employment for its customers, i.e. voyage or time charters.  The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters.  As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reporting segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Recent accounting pronouncements

There are no recent accounting pronouncements that their adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years.